Cover	Nov. 06, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AParadise III Acquisition Corp.
Entity Central Index Key	0002114402
Entity Incorporation, State or Country Code	D9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false